Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Nov. 20, 2009 SunEdison [Member]	Dec. 31, 2009 SunEdison [Member]	Dec. 31, 2010 SunEdison [Member]	Dec. 31, 2010 Solaicx [Member]	Dec. 31, 2009 Solaicx [Member]	Jun. 30, 2010 Solaicx [Member]	Sep. 02, 2011 FRV US [Member]
Business Acquisition, Cost of Acquired Entity [Abstract]
Cash							$ 75.7
Cash and payables		191.7
Shares of MEMC common stock		45.9 [1]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		3.8
Share Price		$ 12.08
Allocation of the purchase price:
Cash and cash equivalents		0.8					2.2	1.8
Solar energy system held for development								64.2
Other current assets		106.4					11.6	9.0
Property, plant and equipment, net		325.6					30.0	23.0
Goodwill		285.3					56.4	44.6
Intangible assets		42.2					21.0	115.5
Other noncurrent assets		33.9					0.4	50.2
Current liabilities		(167.7)					(12.2)	(3.4)
Short-term debt								(32.9)
Long-term debt and capital leases obligations, excluding current portion		(297.4)					(1.3)
Other long-term liabilities		(7.8)					(6.4)	(44.6)
Noncontrolling interests		(6.7)						(39.6)
Contingent consideration	(90.8)	77.0		(80.2)			26.0
Total purchase price		314.6					101.7	187.8
Business Acquisition, Pro Forma Information [Abstract]
Net sales			1,266.4		2,243.5	1,168.3
Net income (loss) attributable to MEMC stockholders			$ (94.5)		$ 22.0	$ (99.9)
Basic income (loss) per share			$ (0.42)		$ 0.10	$ (0.45)
Diluted income (loss) per share			$ (0.42)		$ 0.10	$ (0.45)

[1]	The value was based upon the issuance of 3.8 million common shares and the closing price of MEMC’s common stock on November 20, 2009, the date of acquisition, of $12.08.